                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5078
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                      MFS GOVERNMENT MARKETS INCOME TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                   Date of reporting period: August 31, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 08/31/2005

MFS(R) GOVERNMENT
MARKETS INCOME TRUST

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Government Markets Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2005

ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 97.3%
---------------------------------------------------------------------------------------------------------------------------------
U.S. BONDS - 85.0%
---------------------------------------------------------------------------------------------------------------------------------
AGENCY - OTHER - 7.2%
---------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 10.7%, 2017                                                                 $   4,095,000         $    6,436,169
---------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 9.4%, 2018                                                                      3,085,000              4,510,301
---------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 9.8%, 2018                                                                      4,350,000              6,535,244
---------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 10.35%, 2018                                                                    6,820,000             10,672,727
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   28,154,441
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ASSET BACKED & SECURITIZED - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.108%, 2035                                                                    $     381,943         $      379,458
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Prudential Securities Secured Financing Corp., FRN, 7.4094%, 2013##                              1,819,000              2,030,563
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,410,021
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MORTGAGE BACKED - 54.2%
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Fannie Mae, 6.984%, 2007                                                                     $     795,737         $      825,413
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.8%, 2011                                                                             393,170                432,645
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.79%, 2012                                                                          3,522,804              3,488,525
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2013 - 2019                                                                     18,341,797             18,503,848
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.8%, 2013                                                                             351,942                357,771
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                                                         1,030,483              1,049,354
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.06%, 2013                                                                            412,491                424,755
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.65%, 2013                                                                            972,873                973,971
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.45%, 2014                                                                          1,236,952              1,231,839
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.771%, 2014                                                                         2,463,001              2,508,102
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.6%, 2014                                                                             494,524                497,077
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.667%, 2014                                                                         3,038,884              3,074,768
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.518%, 2014                                                                           648,334                649,810
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.846%, 2014                                                                         3,497,276              3,579,393
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.1%, 2014                                                                             536,898                556,892
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2015                                                                            709,735                714,050
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.82%, 2015                                                                            967,824                984,490
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.69%, 2015                                                                            351,582                355,414
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.85%, 2015                                                                            350,890                358,563
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.56%, 2015                                                                            637,972                639,223
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.665%, 2015                                                                           430,122                434,085
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.7%, 2015                                                                             493,349                499,055
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.89%, 2015                                                                            346,215                354,805
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.74%, 2015                                                                            390,000                394,537
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                         1,382,403              1,423,162
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.87%, 2015                                                                            372,161                380,903
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2016 - 2032                                                                   11,500,188             11,912,614
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2034                                                                     17,213,222             17,686,239
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2034                                                                   64,524,751             65,344,104
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2019                                                                          19,109,243             18,964,183
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.88%, 2020                                                                            382,817                387,015
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae TBA, 5.5%, 2035                                                                      34,385,000             34,728,850
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2013 - 2015                                                                   2,362,531              2,370,079
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Freddie Mac, 4.375%, 2015                                                                        2,611,031              2,594,857
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Freddie Mac, 5.5%, 2025                                                                          2,772,481              2,820,520
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Freddie Mac, 7.5%, 2028                                                                             78,577                 83,627
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Freddie Mac TBA, 6%, 2035                                                                        1,897,000              1,940,868
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Ginnie Mae, 5.5%, 2033                                                                           8,109,254              8,273,977
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                                                                                                                   $  211,799,383
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U.S. GOVERNMENT AGENCIES - 11.2%
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Aid to Israel, 0%, 2024                                                                      $   5,452,000         $    2,268,138
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Freddie Mac, 4.2%, 2007                                                                      $   4,358,000         $    4,344,538
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Freddie Mac, 4.375%, 2015                                                                        6,170,000              6,169,685
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Overseas Private Investment Corp., 0%, 2007                                                      1,762,209              1,776,643
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Small Business Administration, 8.875%, 2011                                                        303,396                319,856
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Small Business Administration, 6.35%, 2021                                                       1,620,794              1,735,729
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Small Business Administration, 6.34%, 2021                                                       1,455,042              1,558,840
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Small Business Administration, 6.44%, 2021                                                       1,385,343              1,489,967
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Small Business Administration, 6.625%, 2021                                                      1,453,725              1,585,536
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Small Business Administration, 4.98%, 2023                                                         925,483                948,309
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Small Business Administration, 4.72%, 2024                                                       2,449,364              2,479,595
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                       1,346,029              1,337,017
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                       2,421,964              2,457,755
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Small Business Administration, 5.52%, 2024                                                       1,455,325              1,527,831
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2024 - 2025                                                2,858,567              2,911,326
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Small Business Administration, 4.87%, 2024                                                       1,555,316              1,584,737
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Small Business Administration, 5.11%, 2025                                                       1,427,000              1,470,705
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U.S. Department of Housing & Urban Development, 6.36%, 2016                                      1,580,000              1,736,616
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U.S. Department of Housing & Urban Development, 6.59%, 2016                                      5,612,000              5,945,443
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                                                                                                                   $   43,648,266
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U.S. TREASURY OBLIGATIONS - 11.8%
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U.S. Treasury Bonds, 10.375%, 2012                                                           $   8,400,000         $    9,539,578
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U.S. Treasury Bonds, 12%, 2013                                                                   3,036,000              3,724,082
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8.875%, 2017                                                                6,000,000              8,644,686
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U.S. Treasury Notes, TIPS, 3.375%, 2007                                                          7,937,726              8,227,326
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U.S. Treasury Notes, TIPS, 3.625%, 2008###                                                       7,478,689              7,931,209
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U.S. Treasury Notes, TIPS, 2%, 2014                                                              7,724,126              7,962,484
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                                                                                                                   $   46,029,365
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Total U.S. Bonds                                                                                                   $  332,041,476
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FOREIGN BONDS - 12.3%
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AUSTRALIA - 0.2%
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Government of Australia, 6.25%, 2015                                                      AUD      736,000         $      604,293
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AUSTRIA - 0.4%
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Republic of Austria, 5.5%, 2007                                                           EUR    1,291,000         $    1,697,561
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BRAZIL - 0%
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Federal Republic of Brazil, 8%, 2018                                                         $     102,000         $      105,417
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CANADA - 0.8%
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Canada Housing Trust, 4.65%, 2009                                                         CAD       95,000         $       83,923
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Government of Canada, 5.25%, 2008                                                            $   2,735,000              2,844,247
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Government of Canada, 5.25%, 2012                                                         CAD      393,000                363,754
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                                                                                                                   $    3,291,924
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CAYMAN ISLANDS - 0%
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Petroleum Export Peloil, 5.265%, 2011##                                                      $     100,000         $      100,900
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CHILE - 0.4%
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HQI Transelec Chile S.A., 7.875%, 2011                                                       $     314,000         $      359,021
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Republic of Chile, FRN, 4.0691%, 2008                                                            1,057,000              1,064,399
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                                                                                                                   $    1,423,420
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FINLAND - 0.9%
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Republic of Finland, 3%, 2008                                                             EUR    1,804,000         $    2,266,184
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Republic of Finland, 5.375%, 2013                                                         EUR  $   712,000         $    1,027,495
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,293,679
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FRANCE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007                                                           EUR    2,399,000         $    3,092,640
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Republic of France, 6%, 2025                                                              EUR      106,000                177,229
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,269,869
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GERMANY - 1.0%
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Federal Republic of Germany, 3.5%, 2008                                                   EUR    2,317,000         $    2,955,073
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Federal Republic of Germany, 3.75%, 2015                                                  EUR      380,000                494,073
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Federal Republic of Germany, 6.25%, 2030                                                  EUR      227,000                401,104
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                                                                                                                   $    3,850,250
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IRELAND - 1.0%
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Republic of Ireland, 4.25%, 2007                                                          EUR    2,520,000         $    3,235,607
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Republic of Ireland, 4.6%, 2016                                                           EUR      514,000                717,058
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                                                                                                                   $    3,952,665
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MALAYSIA - 0.1%
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Petronas Capital Ltd., 7.875%, 2022                                                          $     433,000         $      549,506
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MEXICO - 0.7%
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Petroleos Mexicanos, 9.375%, 2008                                                            $   1,072,000         $    1,214,576
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United Mexican States, 8.125%, 2019                                                              1,040,000              1,283,881
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United Mexican States, 8.3%, 2031                                                                  128,000                162,240
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                                                                                                                   $    2,660,697
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NETHERLANDS - 1.1%
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Kingdom of Netherlands, 5.75%, 2007                                                       EUR    1,756,000         $    2,274,873
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Kingdom of Netherlands, 3.75%, 2009                                                       EUR    1,468,000              1,897,003
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                                                                                                                   $    4,171,876
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NEW ZEALAND - 0.9%
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Government of New Zealand, 7%, 2009                                                       NZD      477,000         $      346,341
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Government of New Zealand, 6.5%, 2013                                                     NZD    3,668,000              2,681,349
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Government of New Zealand, 6%, 2015                                                       NZD      820,000                583,540
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,611,230
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NORWAY - 0.1%
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Kingdom of Norway, 6.5%, 2013                                                             NOK    2,328,000         $      441,569
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PANAMA - 0.2%
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Republic of Panama, 9.375%, 2029                                                             $     677,000         $      854,713
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QATAR - 0.2%
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State of Qatar, 9.75%, 2030                                                                  $     594,000         $      923,670
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RUSSIA - 0.8%
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Russian Federation, 3%, 2008                                                                 $   1,474,000         $    1,397,942
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Russian Federation, 11%, 2018                                                                      640,000                973,440
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Russian Ministry of Finance, 12.75%, 2028                                                          443,000                827,790
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,199,172
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SOUTH AFRICA - 0.3%
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Republic of South Africa, 9.125%, 2009                                                       $     855,000         $      982,181
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SPAIN - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                                                EUR    1,890,000         $    2,530,736
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Kingdom of Spain, 5.35%, 2011                                                             EUR  $ 1,660,000         $    2,342,511
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,873,247
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UNITED KINGDOM - 1.1%
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United Kingdom Treasury, 5.75%, 2009                                                      GBP      970,000         $    1,861,836
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                                         GBP      930,000              2,212,976
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,074,812
---------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                                $   47,932,651
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Total Bonds (Identified Cost, $373,162,152)                                                                        $  379,974,127
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 12.6%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 3.56%, dated 8/31/05, due 9/01/05, total to be received $10,442,033
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account)                                                                                     $  10,441,000         $   10,441,000
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 3.58%, dated 8/31/05, due 9/01/05, total to be received $38,950,873
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account)                                                                                        38,947,000             38,947,000
---------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements, at Cost                                                                               $   49,388,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $422,550,152)                                                                  $  429,362,127
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OTHER ASSETS, LESS LIABILITIES - (9.9)%                                                                               (38,655,035)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  390,707,092
---------------------------------------------------------------------------------------------------------------------------------

 ## SEC Rule 144A restriction.
### All or a portion of the security has been segregated as collateral for an open futures contract.

Abbreviations:
   FRN=Floating Rate Note.  The interest rate is the rate in effect as of period end.
   TBA=To Be Announced
   TIPS=Treasury Inflation Protected Security

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

      AUD = Australian Dollar
      CAD = Canadian Dollar
      CHF = Swiss Franc
      DKK = Danish Krone
      EUR = Euro
      GBP = British Pound
      NOK = Norwegian Krone
      NZD = New Zealand Dollar

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GOVERNMENT MARKETS INCOME TRUST
SUPPLEMENTAL SCHEDULES (UNAUDITED) 08/31/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $427,554,395
                                                                  ============
Gross unrealized appreciation                                     $  6,330,181
Gross unrealized depreciation                                       (4,522,449)
                                                                  ------------
    Net unrealized appreciation(depreciation)                     $  1,807,732
                                                                  ============

(2) Financial Instruments

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

Sales and purchases in the table below are netted by currency.


MGF                                                                                                NET UNREALIZED
                                         CONTRACTS TO                             CONTRACTS        APPRECIATION
SETTLEMENT DATE                        DELIVER/RECEIVE         IN EXCHANGE FOR    AT VALUE        (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
            SALES
            -----
          10/05/05        AUD               652,204                $501,399        $490,561           $10,838
           9/06/05        CHF             1,162,135                 932,805         926,214             6,591
9/22/05 - 10/04/05        EUR            21,186,021              25,889,183      26,154,442          (265,259)
9/06/05 - 11/02/05        GBP             4,363,936               7,817,837       7,862,496           (44,659)
          10/05/05        NZD             5,138,527               3,531,737       3,554,076           (22,339)
                                                                -----------     -----------         ---------
                                                                $38,672,961     $38,987,789         $(314,828)
                                                                ===========     ===========         =========

        PURCHASES
        ---------
           9/07/05        CHF             1,162,135                $932,094        $926,292           $(5,802)
           9/16/05        DKK               391,346                  65,486          64,727              (759)
          10/04/05        EUR             3,258,339               4,048,918       4,022,668           (26,250)
           9/06/05        GBP             2,181,968               3,932,015       3,933,440             1,425
           9/07/05        NOK             3,986,622                 602,209         624,819            22,610
                                                                -----------     -----------         ---------
                                                                 $9,580,722      $9,571,946           $(8,776)
                                                                ===========     ===========         =========

At August 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $7,219 with Merrill Lynch International.


At August 31, 2005, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts
                                                                                                              Unrealized
                                                                                                             Appreciation
Description                               Expiration              Contracts              Position            (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 2 Year                December 2005                   87                Short             $(28,904)
U.S. Treasury Note 5 Year                December 2005                   54                Short              (18,363)
U.S. Treasury Note 10 Year               December 2005                  186                Long                70,435
                                                                                                           ----------
                                                                                                              $23,168
                                                                                                           ==========

At August 31, 2005, the trust had sufficient cash and/or securities to cover any margin requirements under these contracts.


THE TRUST IS A CLOSED-END INVESTMENT PRODUCT. SHARES OF THE TRUST ARE ONLY AVAILABLE FOR PURCHASE/SALE ON THE NYSE AT THE CURRENT MARKET PRICE. SHARES MAY TRADE AT A PREMIUM OR DISCOUNT TO NAV.


(C)2005 MFS Investment Management

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 5Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: October 24, 2005
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: October 24, 2005
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 24, 2005
      ----------------


* Print name and title of each signing officer under his or her signature.